Offerings	Dec. 22, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant (2)
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 230,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 31,763.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes 3,000,000 units, consisting of 3,000,000 ordinary shares and 1,500,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares included as part of the units (3)
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(3) Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. (4) No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units, each whole warrant to acquire one ordinary share (3)
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(3) Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. (4) No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.